Loan and Promissory Note	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Loan and Promissory Note

Note 6 – Loan and Promissory Note

In June 2019 the Company entered into Loan and Security agreement (the “Loan Facility”) in the amount of $9,999. The principal amount outstanding under each Advance shall accrue at the following rate per annum rate equal to the greater of six and one-half percentage points (6.50%) above the Prime Rate of 12.00%, which interest shall be payable monthly. Immediately upon the occurrence and during the continuance of an event of default as defined in the contract, the Obligations shall bear interest at a rate per annum which is four percentage points (4.0%) above the rate that is otherwise applicable thereto. Additionality, concurrently with the grant of the loan, the Company issued warrants to 1,872,993 shares of preference Series A, per value 0.0001$ per share, and exercise price of 0.2803$ per share. The Warrants expiration date was settled as the earlier of (1) the date that is ten (10) years after the original Issue Date, (2) the Initial Public Offering and (3) a Liquid Acquisition.

Between 2021 and 2024, the Loan Facility was amended multiple times to defer and restructure principal and interest payments and extend the applicable forbearance period through the earlier of December 31, 2025 or the closing of a qualifying equity financing.

In November 2023, a total of $3,152 from the loan were converted into 6,466,194 Series B-1 Preferred Stock of $ 0.0001 par value as part of Series B Preferred Stock Purchase Agreement. Additionally, the warrants mentioned above were cancelled and replaced by a new 12,358 Series B-1 warrant, per value 0.0001$ per share, and exercise price of 29.25 $ per share. The Series B-1 Warrants shall be convertible, at the option of the holder, at any time after the date on which such warrant was issued by the Company, into such number of fully paid and non-assessable Common Stock as is determined by dividing the value of the warrant.

On August 6, 2025, the Company entered into a Securities Purchase and Conversion Agreement. Pursuant to the Agreement, the Company converted 50% of its outstanding loan obligations, totaling approximately $6.8 million, into 682,770 shares of its Series E Convertible Preferred Stock (“Series E Preferred”), stated value $10.00 per share. As the fair value of the Series E Preferred Stock issued approximated the carrying value of the debt extinguished, no gain or loss was recognized. The Series E Preferred is convertible into shares of the Company’s common stock and accrues dividends on the stated value thereof at the same rate as the original loan. Dividends are payable, at the Company’s election, in cash or shares of common stock. The initial conversion price for the Series E Preferred is $92.4 per share. Upon the holder of the Company’s Series C Preferred Stock receiving a return of capital in the minimum amount of $8,000,000, the conversion price for the Series E Preferred will adjust to $75 per share. Concurrently with the Securities Purchase and Conversion Agreement, the Company entered into a Waiver and Twenty-seventh Amendment to Loan and Security Agreement (the “Amendment”) with the holder of its senior secured debt. Under the Amendment, the remaining approximately $6.8 million in loan obligations are subject to a modified repayment schedule. Upon the earlier of: (i) the Company closing one or more equity financings yielding an aggregate amount of net cash proceeds of at least $20,000,000; or (ii) June 30, 2026, the Company shall make twenty-four (24) consecutive equal monthly installments of principal and interest based on a thirty-six (36) month amortization period, with the balance of the obligation due and payable on the 25th month.

The total interest expenses for the three and six months ended June 30, 2026 were $226 and $456, respectively, and for the three and six months ended June 30, 2025, were $350 and $704, respectively. Accrued interest on June 30 2026 and 2025, were $839 and $3,512, respectively. Any unpaid interest was accrued as part of the loan.

On March 1, 2026, the Company issued a Promissory Note in the principal amount of $2,500,000. The Promissory Note bears interest at a rate of 10% per annum and matures on September 1, 2026. The Company is required to apply 25% of the net proceeds from any future offerings or issuances of the Company’s securities toward repayment of the Promissory Note until it is paid in full. In the event of default, the Promissory Note will bear interest at a rate of 24% per annum, and any late payments will be subject to a late fee equal to 10% of the overdue amount.

On May 5, 2026, the Company issued an additional Promissory Note in the principal amount of $1,000,000. The Promissory Note bears interest at a rate of 10% per annum and matures on November 5, 2026. The terms of the Promissory Note are identical to those of the Company’s previously issued Promissory Note dated March 1, 2026, including the requirement that the Company apply 25% of the net proceeds from any future offerings or issuances of the Company’s securities toward repayment of the Promissory Note until paid in full.

On June 11, 2026, the Company entered into an Exchange Agreement with the holder of the March 1, 2026 and May 5, 2026 Promissory Notes. Under the Exchange Agreement, the holder exchanged all outstanding principal and accrued but unpaid interest under the promissory notes, with an aggregate value of approximately $3.3 million, for an aggregate of 336,941 shares of the Company’s Series G Convertible Preferred Stock, consisting of 254,687 shares issued in exchange for the March 1, 2026 Promissory Note and 112,254 shares issued in exchange for the May 5, 2026 Promissory Note. Following the exchange, the promissory notes were cancelled and deemed paid in full.

Pursuant to the terms of the Exchange Agreement, the Company is required to use 25% of the net proceeds from future offerings or issuances of the Company’s securities to redeem the outstanding shares of Series G Convertible Preferred Stock until such shares are redeemed in full. During June 2026, the Company redeemed 123,096 shares of Series G Convertible Preferred Stock for aggregate cash consideration of approximately $1.2 million, using proceeds received from the Company’s securities offerings.

The total interest expenses for the three and six months ended June 30, 2026 were $55 and $76, respectively.

Note 9 – Loan

In June 2019 the Company entered into Loan and Security agreement (the “Loan Facility”) in the amount of $9,999. The principal amount outstanding under each Advance shall accrue at the following rate per annum rate equal to the greater of six and one-half percentage points (6.50%) above the Prime Rate of 12.00%, which interest shall be payable monthly. Immediately upon the occurrence and during the continuance of an event of default as defined in the contract, the Obligations shall bear interest at a rate per annum which is four percentage points (4.0%) above the rate that is otherwise applicable thereto. Additionality, concurrently with the grant of the loan, the Company issued warrants to purchase 1,099 shares of preference Series A, per value 0.0001$ per share, and exercise price of $477.74 per share. The Warrants expiration date was settled as the earlier of (1) the date that is ten (10) years after the original Issue Date, (2) the Initial Public Offering and (3) a Liquid Acquisition.

In January 2021 the Loan Facility agreement was amended (“First Amendment”) to restructure the payments due on February 2021 to be deferred until May 1, 2021, at which time such deferred payments shall be due in full. In June 2021 the Loan Facility agreement and First Amendment (collectively, the “Loan Facility”) were further amended (“Second Amendment”) to restructure the payments due on May 2021 to January 2022 (collectively, the “Deferred Payments”). Company shall repay Deferred Payments including principal amount in twenty-two (22) consecutive equal monthly payments as to the first $5,000 advance and twenty-five (25) consecutive equal monthly payments as to the second $5,000 advance.

OUR BOND INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In years 2022-2024 the Loan Facility agreement was further amended to restructure the payments due on January 2022 to December 2024.The forbearance period was extended until the earlier of December 31, 2025 and Company’s closing of an equity financing of at least $20,000 where all Deferred Payments including principal shall be repay in twenty-two (22) consecutive equal monthly payments as to the first $5,000 advance and twenty-five (25) consecutive equal monthly payments as to the second $5,000 advance.

In November 2023, a total of $3,152 from the loan were converted into 6,466,194 Series B-1 Preferred Stock of $ 0.0001 par value as part of Series B Preferred Stock Purchase Agreement. Additionally, the warrants mentioned above were cancelled and replaced by a new 12,358 Series B-1 warrant, per value 0.0001$ per share, and exercise price of 29.25 $ per share. The Series B-1 Warrants shall be convertible, at the option of the holder, at any time after the date on which such warrant was issued by the Company, into such number of fully paid and non-assessable Common Stock as is determined by dividing the value of the warrant.

On August 6, 2025, the Company entered into a Securities Purchase and Conversion Agreement. Pursuant to the Agreement, the Company converted 50% of its outstanding loan obligations, totaling approximately $6.8 million, into 682,770 shares of its Series E Convertible Preferred Stock (“Series E Preferred”), stated value $10.00 per share. As the fair value of the Series E Preferred Stock issued approximated the carrying value of the debt extinguished, no gain or loss was recognized. The Series E Preferred is convertible into shares of the Company’s common stock and accrues dividends on the stated value thereof at the same rate as the original loan. Dividends are payable, at the Company’s election, in cash or shares of common stock. The initial conversion price for the Series E Preferred is $92.4 per share. Upon the holder of the Company’s Series C Preferred Stock receiving a return of capital in the minimum amount of $8,000,000, the conversion price for the Series E Preferred will adjust to $75 per share. Concurrently with the Securities Purchase and Conversion Agreement, the Company entered into a Waiver and Twenty-seventh Amendment to Loan and Security Agreement (the “Amendment”) with the holder of its senior secured debt. Under the Amendment, the remaining approximately $6.8 million in loan obligations are subject to a modified repayment schedule. Upon the earlier of: (i) the Company closing one or more equity financings yielding an aggregate amount of net cash proceeds of at least $20,000,000; or (ii) June 30, 2026, the Company shall make twenty-four (24) consecutive equal monthly installments of principal and interest based on a thirty-six (36) month amortization period, with the balance of the obligation due and payable on the 25th month. See also notes 11 and 15.

The total interest expenses and accrued interest for the year ended December 31, 2025 were $1,231 and $384, respectively, and as for year ended December 31, 2024, were $1,505 and $2,808, respectively. Any unpaid interest was accrued as part of the loan.

OUR BOND INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS